Property, plant and equipment - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Property, plant and equipment [abstract]
Impairment loss recognised in profit or loss	$ 8.4	$ 2.8